Employee Benefits Plan - Summary of Defined Benefit Obligation Analyzed by Participant Group and Geography (Detail) - yr	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Thomson reuters group pension plan [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Weighted average duration of defined benefit obligation	18	17
Reuters Pension Fund [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Weighted average duration of defined benefit obligation	20	21
Supplementary Pension Scheme [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Weighted average duration of defined benefit obligation	14	15
The Thomson Corporation PLC Pension Scheme [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Weighted average duration of defined benefit obligation	19	19